Equity Incentive Plan	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]	Equity Incentive Plans
As of December 31, 2021, a total of 2,042,578 common shares are authorized for issuance with respect to awards granted under the 2015 Plan (not including shares subject to terminated awards under our Second Amended and Restated Stock Option Plan that become available for issuance under the 2015 Plan). In addition, the share limit will automatically increase on the first trading day in January of each calendar year during the term of the 2015 Plan by an amount equal to the lesser of (i) 10% of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the Board. The 2015 Plan authorizes the board of directors to grant stock and options awards to directors, employees and consultants. As of December 31, 2021, the Company had approximately 404,000 share-based awards available for future grant.
The Company’s Employee Stock Purchase Plan (“ESPP”) authorizes the purchase of up to 37,500 common shares by employees under the plan. As of December 31, 2021 and 2020, there were no offering periods available to employees.
Stock Options
There were no options granted in 2021. The options granted in 2020 were issued to non-employees for services performed. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model, using expected volatility of 125%, risk-free interest rate of 0.195% and expected term of 18 months. The expected volatility was based on the Company’s historical share price. The risk-free interest rate is determined based upon a constant maturity U.S. Treasury security with a contractual life approximating the expected term of the option. The expected term of options granted is based on term of the award. Option awards can be granted for a maximum term of up to ten years. For the years ended December 31, 2021 and 2020, the intrinsic value of stock options exercised was $0.5 million and $10,000, respectively.
Option activity is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding — January 1, 2019	20,050	$199.06
Granted	—	$—
Exercised	—	$—
Forfeited	(17,450)	$160.93
Options outstanding — December 31, 2019	2,600	$781.19
Granted	130,000	$2.52
Exercised	(30,000)	$2.52
Forfeited	(1,425)	$995.07
Options outstanding — December 31, 2020	101,175	$8.94
Granted	—	$—
Exercised	(100,000)	$2.52
Forfeited	(500)	$542.00
Options outstanding — December 31, 2021	675	$565.76	1.7	$—
Vested and expected to vest — December 31, 2021	675	$565.76	1.7	$—
Exercisable — December 31, 2021	675	$565.76	1.7	$—
Restricted Stock Units
The following table summarizes information about RSU activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2019	53,004	$31.21
Granted	100,000	$2.51
Vested and released	(131,541)	$9.68
Forfeited	(665)	$64.95
Outstanding — December 31, 2019	20,798	$4.99
Granted	—	$—
Vested and released	(20,420)	$3.82
Forfeited	(378)	$68.02
Outstanding — December 31, 2020	—	$—
Granted	206,053	$2.80
Vested and released	(133,553)	$2.55
Forfeited	(12,500)	$2.29
Outstanding — December 31, 2021	60,000	$3.46
The estimated fair value of RSUs was based on the market value of the Company’s common shares on the date of grant. RSUs typically vest over a period of three years from the original date of grant. The total grant date fair value of RSUs vested during the years ended December 31, 2021, 2020 and 2019 was approximately $0.3 million, $0.1 million, and $1.3 million, respectively. The fair value of RSUs vested during the years ended December 31, 2021, 2020 and 2019 was approximately $392,000, $17,000, and $211000, respectively.
Outside of 2015 Equity Incentive Plan
On March 26, 2019, the Board of Directors of the Company approved and granted 100,000 RSUs outside of the 2015 Plan to an employee. The RSUs have an estimated fair value of $2.51 per unit and fully vested in 2019.
Restricted Stock Awards
During 2021, 2020 and 2019, the Company granted restricted stock awards (“RSA”) to certain employees, directors and consultants in lieu of cash payment for services performed. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. The RSAs were fully vested on the date of grant. The fair value of the RSAs vested during the years ended December 31, 2021, 2020 and 2019 was approximately $1.4 million, $0.8 million, and $0.2 million, respectively.
The following table summarizes information about RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2019	—	$—
Granted	194,000	$1.20
Vested	(194,000)	$1.20
Outstanding — December 31, 2019	—	$—
Granted	400,841	$1.92
Vested	(400,841)	$1.92
Outstanding — December 31, 2020	—	$—
Granted	301,880	$4.74
Vested	(301,880)	$4.74
Outstanding — December 31, 2021	—	$—
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Year Ended December 31,
	2021	2020	2019
Sales and marketing	$131	$2	$279
Research and development	—	3	61
General and administrative	235	—	297
Total share-based compensation expense	$366	$5	$637
As of December 31, 2021, there was $0.2 million unrecognized compensation expense related to unvested equity-based compensation awards, and is expected to be recognized over a weighted average period of five months.